Segment Information (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 item	Dec. 31, 2018 USD ($) segment item	Dec. 31, 2018 CNY (¥) segment item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment Information
Number of e-commerce platforms | item	2	2	2
Number of reportable segments | segment		4	4
Net revenues:
Total net revenues		$ 9,767,501	¥ 67,156,453	¥ 54,102,019	¥ 38,178,844
Cost of revenues:
Total cost of revenues		(5,636,384)	(38,752,957)	(28,189,326)	(16,515,032)
Gross profit/(loss):
Gross profit/(loss)		4,131,117	28,403,496	25,912,693	21,663,812
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment			450,092	261,105	158,668
Online game services
Net revenues:
Total net revenues			40,190,057	36,281,642	27,980,491
Products
Net revenues:
Total net revenues		2,710,715	18,637,521	11,447,037	4,430,389
Cost of revenues:
Total cost of revenues		$ (2,569,022)	(17,663,309)	(10,448,219)	(3,912,156)
Advertising services
Net revenues:
Total net revenues			2,500,833	2,408,823	2,152,379
Others
Net revenues:
Total net revenues			5,828,042	3,964,517	3,615,585
Online game services
Net revenues:
Total net revenues			40,190,057	36,281,642	27,980,491
Cost of revenues:
Total cost of revenues			(14,617,656)	(13,473,339)	(9,974,146)
Gross profit/(loss):
Gross profit/(loss)			25,572,401	22,808,303	18,006,345
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment			235,896	157,695	101,400
E-commerce
Net revenues:
Total net revenues			19,235,476	11,670,416	4,541,744
Cost of revenues:
Total cost of revenues			(17,688,717)	(10,464,714)	(3,986,871)
Gross profit/(loss):
Gross profit/(loss)			1,546,759	1,205,702	554,873
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment			18,482	4,745	274
Advertising services
Net revenues:
Total net revenues			2,500,833	2,408,823	2,152,379
Cost of revenues:
Total cost of revenues			(889,677)	(797,892)	(749,652)
Gross profit/(loss):
Gross profit/(loss)			1,611,156	1,610,931	1,402,727
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment			10,727	8,712	4,061
Innovative businesses and others
Net revenues:
Total net revenues			5,230,087	3,741,138	3,504,230
Cost of revenues:
Total cost of revenues			(5,556,907)	(3,453,381)	(1,804,363)
Gross profit/(loss):
Gross profit/(loss)			(326,820)	287,757	1,699,867
Depreciation and amortization expenses
Total depreciation and amortization expenses of property and equipment and land use rights by segment			¥ 184,987	¥ 89,953	¥ 52,933